Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Number of customers representing more than ten percent of net sales | customer	0
Net sales	$ 1,417,536	$ 1,337,991	$ 1,280,986
Long-lived assets	494,321	436,655
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	15,000	12,400	$ 11,300
Long-lived assets	$ 1,700	$ 1,400